Schedule of deferred tax assets (Details) - CAD	Jul. 31, 2016	Jul. 31, 2013
Mineral properties	CAD (72,000)	CAD 0
Net operating loss carry-forwards	632,000	476,000
Unrecognized deferred tax assets	CAD 560,000	CAD 476,000